Exceptional items (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Exceptional Items
Exceptional items are made up as follows:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
	€m	€m	€m
Supply chain reconfiguration (1)	—	—	(12.5)
Distribution network integration (2)	2.2	—	—
Fortenova Acquisition integration costs (3)	9.5	3.5	—
Findus Switzerland integration costs (4)	8.2	6.2	0.3
Brexit (5)	—	5.3	1.6
Business Transformation program (6)	37.0	18.8	2.3
Information Technology Transformation program (7)	4.4	4.2	—
Goodfella's Pizza & Aunt Bessie's integration costs (8)	—	—	4.0
Factory optimization (9)	3.5	4.9	10.0
Settlement of legacy matters (10)	(28.9)	(2.6)	(2.9)
Impairment of customer relationships (11)	5.8	—	—
Release of indemnification assets (12)	7.0	5.0	17.8
Total exceptional items	48.7	45.3	20.6